Investment Objectives and Goals	Feb. 24, 2026
Schwab Balanced Fund | Schwab Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Balanced Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital growth and income.
Schwab International Opportunities Fund | Schwab International Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® International Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Schwab MarketTrack All Equity Portfolio™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high capital growth through an all-stock portfolio.
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Schwab MarketTrack Growth Portfolio™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high capital growth with less volatility than an all-stock portfolio.
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Schwab MarketTrack Balanced Portfolio™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks both capital growth and income.
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Schwab MarketTrack Conservative Portfolio™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks income and more growth potential than an all-bond portfolio.
Schwab Target 2010 Fund | Schwab Target 2010 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2010 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2015 Fund | Schwab Target 2015 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2015 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2020 Fund | Schwab Target 2020 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2020 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2025 Fund | Schwab Target 2025 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2025 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2030 Fund | Schwab Target 2030 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2030 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2035 Fund | Schwab Target 2035 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2035 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2040 Fund | Schwab Target 2040 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2040 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2045 Fund | Schwab Target 2045 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2045 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2050 Fund | Schwab Target 2050 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2050 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2055 Fund | Schwab Target 2055 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2055 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2060 Fund | Schwab Target 2060 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2060 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2065 Fund | Schwab Target 2065 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2065 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.